UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
CURRENT ASSETS
Cash	$ 17,327,450	¥ 2,498,098,518	¥ 2,538,554,638
Accounts receivable, net	3,382,389	487,639,054	518,398,551
Short-term investments	32,677	4,711,000	4,935,000
Inventories, net	161,602	23,298,191	24,468,188
Prepaid expenses	805,754	116,165,484	182,278,232
Other current assets	296,897	42,803,587	34,381,843
TOTAL CURRENT ASSETS	22,006,769	3,172,715,834	3,303,016,452
NON-CURRENT ASSETS
Property and equipment, net	704,645	101,588,668	53,805,279
Finance lease right-of-use assets	1,663,225	239,787,178	208,611,550
Operating lease right-of-use assets	3,670,858	529,227,650	337,330,750
Intangible assets, net	218,293	31,471,323	39,250,078
Goodwill	194,215	27,999,994	27,999,994
Deferred tax assets, net	1,544,098	222,612,673	214,671,578
Deferred initial public offering (“IPO”) costs	1,690,464	243,714,152	157,482,065
Long-term deposits	1,044,095	150,527,126	150,407,276
Other non-current assets	75,040	10,818,502	3,090,205
TOTAL NON-CURRENT ASSETS	10,804,933	1,557,747,266	1,192,648,775
TOTAL ASSETS	32,811,702	4,730,463,100	4,495,665,227
CURRENT LIABILITIES
Short-term loans	4,855,379	700,000,000	700,000,000
Current portion of long-term loans	1,173,947	169,248,000	230,785,000
Bond payable, current	277,450	40,000,000	40,000,000
Accounts payable	1,023,805	147,601,943	168,281,568
Accrued liabilities	8,028,757	1,157,505,640	1,109,740,581
Income tax payable	17,980	2,592,200	75,374,800
Contract liabilities, current	2,516,438	362,794,883	147,628,310
Amount due to a director			1,000,000
Finance lease liabilities, current	579,244	83,509,650	71,681,545
Operating lease liabilities, current	885,409	127,649,484	110,889,134
Other current liabilities	988,821	142,558,262	195,952,191
TOTAL CURRENT LIABILITIES	20,347,230	2,933,460,062	2,851,333,129
NON-CURRENT LIABILITIES
Long-term loans, net of current portion	561,032	80,884,000	175,452,000
Bond payable, non-current	260,049	37,491,230	56,807,020
Contract liabilities, non-current	92,903	13,393,896	10,615,635
Finance lease liabilities, non-current	1,070,974	154,402,355	140,333,247
Operating lease liabilities, non-current	2,675,332	385,702,563	207,353,977
Assets retirement obligations	212,023	30,567,335	12,914,758
TOTAL NON-CURRENT LIABILITIES	4,872,313	702,441,379	603,476,637
TOTAL LIABILITIES	25,219,543	3,635,901,441	3,454,809,766
SHAREHOLDERS’ EQUITY
Ordinary shares	558,369	80,500,000	80,500,000
Common stock, value	5,194,146	748,840,080	748,840,080
Treasury shares	(693,711)	(100,012,265)	(100,012,265)
Retained earnings (Accumulated deficit)	2,533,355	365,233,844	311,527,646
TOTAL SHAREHOLDERS' EQUITY	7,592,159	1,094,561,659	1,040,855,461
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 32,811,702	¥ 4,730,463,100	¥ 4,495,665,227